Employee Retirement Benefit Plan - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Four Zero One K Retirement Plan
Defined Benefit Plan Disclosure [Line Items]
Company's contribution as percentage of employees contribution	30.00%
Company's contribution, amount	$ 0.4	$ 0.4	$ 0.3
Four Zero One K Retirement Plan | Maximum
Defined Benefit Plan Disclosure [Line Items]
Company's contribution as percentage of employees base compensation	1.80%
China
Defined Benefit Plan Disclosure [Line Items]
Cost of contributions to staff retirement plans	$ 14.6	$ 11.2	$ 7.8